Note 19 - Parent Company (Details) - Condensed Statement of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME
Total income									$ 28,178	$ 28,746	$ 29,727
EXPENSES
Interest expense	1,136	1,328	1,357	1,429	1,513	1,602	1,646	1,686	5,250	6,447	8,652
Income before income tax benefit	2,321	2,386	2,161	2,139	1,539	2,343	2,103	1,958	9,007	7,943	4,726
Income tax benefit	500	521	476	482	270	494	463	435	1,979	1,662	596
NET INCOME	1,821	1,865	1,685	1,657	1,269	1,849	1,640	1,523	7,028	6,281	4,130	4,130
Comprehensive (Loss) Income									(600)	7,131		8,184
Parent Company [Member]
INCOME
Dividends from subsidiary bank									2,198	2,327	2,403
Other									5	8	(177)
Total income									2,203	2,335	2,226
EXPENSES
Interest expense									361	417	772
Other									475	594	370
Total expenses									836	1,011	1,142
Income before income tax benefit									1,367	1,324	1,084
Income tax benefit									(283)	(342)	(449)
Income before equity in undistributed net income of subsidiaries									1,650	1,666	1,533
Equity in undistributed net income of subsidiaries									5,378	4,615	2,597
NET INCOME									7,028	6,281	4,130
Comprehensive (Loss) Income									$ (600)	$ 7,131	$ 8,184